Options and Other Equity Based Awards - Restricted Stock Activities (Detail) (Restricted Stock Units (RSUs) [Member], USD $)	12 Months Ended
Dec. 31, 2013
Restricted Stock Units (RSUs) [Member]
Quantity
Restricted stock, beginning of year	236,127
Granted	0
Vested	(118,063)
Restricted stock, end of year	118,064
Weighted Average Fair Value Per Award
Restricted stock, beginning of year	$ 8.47
Granted	$ 0
Vested	$ 8.47
Restricted stock, end of year	$ 8.47